Retirement benefits - Summary of Movement in Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Balance at 1 January	$ 3
Re-measurement(gains)/losses	3	$ (3)
Balance at 31 December	0	3
Comprising:
Balance at 31 December	0	3
Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Balance at 1 January	250	244
Interest expense	6	9
Benefits paid	(11)	(15)
Settlement payments	(150)
Settlement loss	14
Re-measurement(gains)/losses	(17)	10
Exchange adjustments	(1)	2
Balance at 31 December	91	250
Comprising:
Funded plans	0	146
Unfunded plans	91	104
Balance at 31 December	91	250
Pension plans [member] | United Kingdom [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Balance at 1 January	29	27
Interest expense	1	1
Benefits paid	(1)	(1)
Settlement payments	0
Settlement loss	0
Re-measurement(gains)/losses	(4)
Exchange adjustments	(1)	2
Balance at 31 December	24	29
Comprising:
Funded plans	0
Unfunded plans	24	29
Balance at 31 December	24	29
Pension plans [member] | US and other [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Balance at 1 January	197	195
Interest expense	4	7
Benefits paid	(9)	(13)
Settlement payments	(150)
Settlement loss	14
Re-measurement(gains)/losses	(11)	8
Exchange adjustments	0
Balance at 31 December	45	197
Comprising:
Funded plans	0	146
Unfunded plans	45	51
Balance at 31 December	45	197
US post-employment benefits [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Balance at 1 January	24	22
Interest expense	1	1
Benefits paid	(1)	(1)
Settlement payments	0
Settlement loss	0
Re-measurement(gains)/losses	(2)	2
Exchange adjustments	0
Balance at 31 December	22	24
Comprising:
Funded plans	0
Unfunded plans	22	24
Balance at 31 December	$ 22	$ 24